Securitizations and Variable Interest Entities, Principal Balances of Off-Balance Sheet Securitized Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	$ 1,346,477	$ 1,437,817
Delinquent loans and foreclosed assets	27,574	36,663
Net charge-offs	1,197	1,831
Total Consumer [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,235,662	1,323,736
Delinquent loans and foreclosed assets	20,904	28,714
Net charge-offs	814	1,210
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	2,200	2,700
Real estate 1-4 family first mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,235,662	1,322,136
Delinquent loans and foreclosed assets	20,904	28,639
Net charge-offs	814	1,209
Real estate 1-4 family junior lien mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	0	1
Delinquent loans and foreclosed assets	0	0
Net charge-offs	0	0
Other revolving credit and installment [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	0	1,599
Delinquent loans and foreclosed assets	0	75
Net charge-offs	0	1
Total Commercial [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	110,815	114,081
Delinquent loans and foreclosed assets	6,670	7,949
Net charge-offs	383	621
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	5,000	3,300
Commercial real estate mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	110,815	114,081
Delinquent loans and foreclosed assets	6,670	7,949
Net charge-offs	383	621
FNMA, FHLMC and GNMA [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,200,000	1,300,000
Delinquent loans and foreclosed assets	12,100	16,500
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	$ 1,700	$ 2,400